INVENTORY	3 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
INVENTORY

4.  INVENTORY

Inventory consists of the following:

	December 31,		June 30,
	2011	2012	2013
Materials	$118,546	$91,814	$-
Finished product	178,445	184,830	63,374
Total	$296,991	$276,644	$63,374

Substantially all of the cost of goods sold for the six months ended June 30, 2013 results from the write-off of obsolete packaging materials and the write-off of inventory which reached its expiration date prior to sale.